Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Nature of Operations and Summary of Significant Accounting Policies
Schedule of impact of adoption of ASU 2016-13 on allowance for credit Losses on loans

	January 1, 2023
Loan Categories (in thousands)	Pre-adoption	Adoption Impact	As Reported
Commercial and Industrial	$215	$755	$970
Commercial Real Estate	815	388	1,203
Residential Real Estate	816	1,379	2,195
Consumer	206	(103)	103

$2,052	$2,419	$4,471